Equity - Summary of Common Stocks (Detail) $ in Millions	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2024 TWD ($) shares
Disclosure of classes of share capital [abstract]
Number of authorized shares	12,000,000,000	12,000,000,000	12,000,000,000
Authorized shares | $		$ 120,000,000,000	$ 120,000,000,000
Number of issued and paid shares	7,757,000,000	7,757,000,000	7,757,000,000
Issued shares	$ 2,473	$ 77,574,000,000	$ 77,574,000,000